Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Finished products	$ 730	$ 1,345
Raw and packaging materials	15,564	13,563
Products in process	1,103	968
Total	$ 17,397	$ 15,876